Related Party Transactions and Balances (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Related Party Transactions and Balances [Line Items]
Borrowed related parties	$ 3,026,218	$ 5,350,433
Settled dividends payable	9,988,060
Settled dividends payable	4,567,520
Dividends payable	1,175,018		$ 15,788,003
Related Party [Member]
Related Party Transactions and Balances [Line Items]
Borrowed related parties	3,026,218	$ 5,350,433
Dividends payable	$ 1,175,018